Trade Notes and Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Disclosure Of Financial Assets [Line Items]
Main credit terms	30 days
Top of Range [Member]
Disclosure Of Financial Assets [Line Items]
Main credit terms	90 days